Acquisition	12 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
ACQUISITION

NOTE 4 — ACQUISITION

As described in Note 1, in fiscal year 2021, the Company completed its acquisition of Match in accordance with the terms of the Match Agreement. To determine the accounting for this transaction under ASU 2017-01, an assessment was made as to whether an integrated set of assets and activities should be accounted for as an acquisition of a business or an asset acquisition. The guidance requires an initial screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If that screen is met, the set is not a business. In connection with the acquisition, substantially all of the fair value is concentrated in license and banking infrastructure. As such, the acquisition has been treated as an acquisition of Match assets and an assumption of Match liabilities.

On May 24, 2021, the Company and the shareholders of Match Financial Limited (the “Match Shareholders”), a private limited company formed in England and Wales (“Match”), entered into a Purchase and Sale Agreement (the “Match Agreement”), pursuant to which the Company, on May 28, 2021, acquired 1,152 ordinary shares of Match representing 70% of the issued and outstanding ordinary shares of Match in consideration of 70,000,000 shares of common stock of the Company (the “Initial Transaction”). On August 30, 2021, the Company exercised its option pursuant to which it acquired from the Match Shareholders the balance of 493 ordinary shares of Match representing 30% of the issued and outstanding ordinary shares of Match for an additional 30,000,000 shares of common stock of the Company. The shares of common stock issued to the Match stockholders have been valued at $0.14 per share which was the closing price of the Company’s common stock on May 28, 2021, the date the Initial Transaction closed.

The direct transaction costs have been classified as costs of acquisition.

The following summarizes total consideration transferred to the March Stockholders under the acquisition as well as the fair value of the assets acquired and liabilities assumed under the acquisition:

May 28, 2021
Assets acquired:
Cash	$21,370
Accounts receivable	46,602
Other current assets	142
Intangible assets	14,010,631
Total assets	14,078,745
Liabilities assumed:
Accounts payable and accrued liabilities	78,745
Total liabilities	78,745
Purchase price	$14,000,000

The fair values of the current assets acquired and the current liabilities assumed were estimated to be equal to the carrying value on the books of the acquired entity. The acquisition cost of all other assets and liabilities acquired were allocated to those individual assets acquired and liabilities assumed, based on their estimated relative fair values. Upon completion of a third party valuation report being prepared in connection with the acquisition, the Company may adjust the estimated allocation to reflect the results of that valuation if there are material differences between the third party valuation and the Company’s estimated allocation.